Related Party Transactions	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Related Party Transactions
37.	Related Party Transactions

(a)	Significant transactions between the controlling company and related companies for the years ended December 31, 2018, 2019 and 2020 were as follows:

1)	For the year ended December 31, 2018

(in millions of Won)	Sales and others(*1)			Purchase and others(*2)
	Sales		Others	Purchase of material	Purchase of fixed assets	Outsourced processing cost	Others
Subsidiaries(*3)
POSCO ENGINEERING & CONSTRUCTION CO., LTD.	￦	7,827	97	—	322,924	47	36,428
POSCO COATED & COLOR STEEL Co., Ltd.		476,105	2,725	—	—	9,211	1,434
POSCO ICT(*4)		2,624	7,479	—	341,472	34,376	196,252
eNtoB Corporation		12	60	377,198	27,508	390	31,455
POSCO CHEMICAL CO., LTD		417,957	35,762	531,452	21,730	319,868	2,802
POSCO ENERGY CO., LTD.		206,638	1,445	—	—	—	—
POSCO INTERNATIONAL Corporation		5,835,226	42,888	690,345	—	57,624	4,318
POSCO Thainox Public Company Limited		299,450	5,335	10,115	—	—	71
POSCO America Corporation		336,366	—	—	—	—	2,486
POSCO Canada Ltd.		—	2,155	300,982	—	—	—
POSCO Asia Co., Ltd.		1,857,665	253	536,280	650	2,449	6,524
Qingdao Pohang Stainless Steel Co., Ltd.		188,252	7	—	—	—	34
POSCO JAPAN Co., Ltd.		1,353,313	6	25,773	4,204	—	5,411
POSCO-VIETNAM Co., Ltd.		273,573	156	—	—	—	8
POSCO MEXICO S.A. DE C.V.		299,276	17	—	—	—	35
POSCO Maharashtra Steel Private Limited		563,618	584	—	—	—	156
POSCO(Suzhou) Automotive Processing Center Co., Ltd.		196,095	—	2,616	—	—	5
Others(*5)		1,158,122	44,098	456,804	31,787	264,060	140,869

		13,472,119	143,067	2,931,565	750,275	688,025	428,288

Associates and joint ventures(*3)
POSCO PLANTEC Co., Ltd.		10,904	240	3,166	215,023	24,192	10,257
SNNC		5,105	4,108	558,425	—	—	80
POSCO-SAMSUNG-Slovakia Processing Center		61,981	—	—	—	—	—
Roy Hill Holdings Pty Ltd		—	—	810,196	—	—	—
Others		14,199	54,747	64,335	—	—	6

		92,189	59,095	1,436,122	215,023	24,192	10,343

	￦	13,564,308	202,162	4,367,687	965,298	712,217	438,631

(*1)	Sales and others mainly consist of sales of steel products to subsidiaries, associates and joint ventures.
(*2)	Purchases and others mainly consist of subsidiaries’ purchases of construction services and purchases of raw materials to manufacture steel products.
(*3)	As of December 31, 2018, the Company provided guarantees to related parties (Note 38).
(*4)	Others (purchase) mainly consist of service fees related to maintenance and repair of ERP System.
(*5)
During the year ended December 31, 2018, the Company made loans of
￦
2,950 million to Suncheon Eco Trans Co., Ltd., a subsidiary of the Company. As of December 31, 2018, corresponding amounts of those loans were recorded as allowance for doubtful accounts.

2)	For the year ended December 31, 2019

(in millions of Won)	Sales and others(*1)			Purchase and others(*2)
	Sales		Others	Purchase of material	Purchase of fixed assets	Outsourced processing cost	Others
Subsidiaries(*3)
POSCO ENGINEERING & CONSTRUCTION CO.,LTD.	￦	6,688	11,137	4,725	416,734	57	24,174
POSCO COATED & COLOR STEEL Co., Ltd.		468,070	2,014	95	—	20,298	724
POSCO ICT(*4)		2,924	4,994	—	344,977	34,638	181,128
eNtoB Corporation		15	60	304,846	64,845	126	25,754
POSCO CHEMICAL CO., LTD		389,731	35,592	522,493	17,549	315,530	4,561
POSCO ENERGY CO., LTD.		148,205	2,211	5,123	94	—	7,561
POSCO INTERNATIONAL Corporation		6,025,938	46,661	541,002	—	49,506	7,149
POSCO Thainox Public Company Limited		265,374	13,795	10,037	—	—	3
POSCO America Corporation		300,598	—	—	—	—	2,994
POSCO Canada Ltd.		1,067	1,833	306,552	—	—	—
POSCO Asia Co., Ltd.		1,781,841	1,352	390,056	1,338	1,574	7,561
Qingdao Pohang Stainless Steel Co., Ltd.		146,468	—	—	—	—	110
POSCO JAPAN Co., Ltd.		1,509,631	36	38,631	6,269	—	5,835
POSCO-VIETNAM Co., Ltd.		265,849	368	—	—	—	66
POSCO MEXICO S.A. DE C.V.		303,924	159	—	—	—	809
POSCO Maharashtra Steel Private Limited		644,652	311	—	—	—	800
POSCO(Suzhou) Automotive Processing Center Co., Ltd.		121,633	27	2,189	—	—	—
POSCO VST CO., LTD.		299,307	—	—	—	—	114
POSCO INTERNATIONAL SINGAPORE PTE LTD.		—	154	694,600	—	—	—
Others		964,532	20,679	134,296	34,444	246,184	169,849

		13,646,447	141,383	2,954,645	886,250	667,913	439,192

Associates and joint ventures(*3)
POSCO PLANTEC Co., Ltd.		1,364	86	2,882	306,927	15,089	30,317
SNNC		5,527	4,100	588,276	—	—	9
POSCO-SAMSUNG-Slovakia Processing Center		65,688	—	—	—	—	—
Roy Hill Holdings Pty Ltd		—	—	1,272,878	—	—	—
Others		16,084	112,390	76,427	—	—	85,167

		88,663	116,576	1,940,463	306,927	15,089	115,493

	￦	13,735,110	257,959	4,895,108	1,193,177	683,002	554,685

(*1)	Sales and others mainly consist of sales of steel products to subsidiaries, associates and joint ventures.
(*2)	Purchases and others mainly consist of subsidiaries’ purchases of construction services and purchases of raw materials to manufacture steel products.
(*3)	As of December 31, 2019, the company provided guarantees to related parties (Note 38)
(*4)	Others (purchase) mainly consist of service fees related to maintenance and repair of ERP System.

3)	For the year ended December 31, 2020

(in millions of Won)	Sales and others(*1)			Purchase and others(*2)
	Sales		Others	Purchase of material	Purchase of fixed assets	Outsourced processing cost	Others
Subsidiaries(*3)
POSCO ENGINEERING & CONSTRUCTION CO.,LTD.	￦	6,790	11,123	15	772,846	220	63,467
POSCO COATED & COLOR STEEL Co., Ltd.		418,619	1,820	—	—	28,523	639
POSCO ICT(*4)		2,747	4,996	—	374,914	41,384	181,554
eNtoB Corporation		15	60	214,750	34,217	76	25,870
POSCO CHEMICAL CO., LTD		258,154	34,944	456,780	23,003	304,135	4,816
POSCO ENERGY CO., LTD.		1,262	2,396	14,011	3	—	23,336
POSCO INTERNATIONAL Corporation		5,644,017	56,322	342,520	—	11,371	4,375
POSCO Thainox Public Company Limited		311,924	137	2,538	—	—	—
POSCO America Corporation		121,377	—	—	—	—	1,249
POSCO Canada Ltd.		—	1,325	162,385	—	—	—
POSCO Asia Co., Ltd.		1,514,154	1,060	151,373	4,331	1,508	3,915
Qingdao Pohang Stainless Steel Co., Ltd.		145,006	66	—	—	—	305
POSCO JAPAN Co., Ltd.		1,076,987	—	37,210	5,277	—	6,225
POSCO-VIETNAM Co., Ltd.		253,060	605	—	—	—	96
POSCO MEXICO S.A. DE C.V.		168,188	403	—	—	—	2,000
POSCO Maharashtra Steel Private Limited		328,943	2,507	—	—	—	479
POSCO(Suzhou) Automotive Processing Center Co., Ltd.		112,925	—	—	—	—	—
POSCO VST CO., LTD.		208,464	218	—	—	—	156
POSCO INTERNATIONAL SINGAPORE PTE LTD.		—	—	600,580	—	—	—
Others		1,331,672	23,017	73,575	45,695	270,821	135,698

		11,904,304	140,999	2,055,737	1,260,286	658,038	454,180

Associates and joint ventures(*3)
POSCO PLANTEC Co., Ltd.(*5)		65	41	916	84,839	4,086	12,431
SNNC		5,651	4,739	545,001	—	—	—
POSCO-SAMSUNG-Slovakia Processing Center		40,512	—	—	—	—	—
Roy Hill Holdings Pty Ltd		—	91,188	1,300,296	—	—	—
Others		34,555	69,110	63,945	—	—	31,637

		80,783	165,078	1,910,158	84,839	4,086	44,068

	￦	11,985,087	306,077	3,965,895	1,345,125	662,124	498,248

(*1)	Sales and others mainly consist of sales of steel products to subsidiaries, associates and joint ventures.
(*2)	Purchases and others mainly consist of subsidiaries’ purchases of construction services and purchases of raw materials to manufacture steel products.
(*3)	As of December 31, 2020, the company provided guarantees to related parties (Note 38)
(*4)	Others (purchase) mainly consist of service fees related to maintenance and repair of ERP System.
(*5)	During the year ended December 31, 2020, the Company has lost significant influence over the investee.

(b)	The related account balances of receivables and payables resulting from significant transactions between the controlling company and related companies as of December 31, 2019 and 2020 are as follows:

1)	December 31, 2019

(in millions of Won)	Receivables				Payables
	Trade accounts and notes receivable		Others	Total	Trade accounts and notes payable	Accounts payable	Others	Total
Subsidiaries
POSCO ENGINEERING & CONSTRUCTION CO.,LTD.	￦	5,702	65	5,767	—	78,512	385	78,897
POSCO COATED & COLOR STEEL Co., Ltd.		57,792	—	57,792	—	11	3,828	3,839
POSCO ICT		225	1	226	1,147	129,424	42,844	173,415
eNtoB Corporation		—	—	—	3,459	27,431	—	30,890
POSCO CHEMICAL CO., LTD		35,102	3,578	38,680	17,839	52,710	19,369	89,918
POSCO ENERGY CO., LTD.		1,876	4	1,880	—	3,229	14,912	18,141
POSCO INTERNATIONAL Corporation		633,073	—	633,073	345	2,218	3,839	6,402
POSCO Thainox Public Company Limited		52,826	2	52,828	916	—	—	916
POSCO America Corporation		8,448	—	8,448	—	—	—	—
POSCO Asia Co., Ltd.		508,962	748	509,710	12,784	171	—	12,955
Qingdao Pohang Stainless Steel Co., Ltd.		29,842	—	29,842	—	—	—	—
POSCO MEXICO S.A. DE C.V.		90,351	702	91,053	—	—	—	—
POSCO Maharashtra Steel Private Limited		235,917	444	236,361	—	—	—	—
Others(*1)		470,734	33,851	504,585	14,397	40,233	87,652	142,282

		2,130,850	39,395	2,170,245	50,887	333,939	172,829	557,655

Associates and joint ventures
POSCO PLANTEC Co., Ltd.		84	10	94	471	49,511	—	49,982
SNNC		297	65	362	19,769	—	—	19,769
Roy Hill Holdings Pty Ltd		—	—	—	93,383	—	—	93,383
Others		942	706	1,648	3,447	586	—	4,033

		1,323	781	2,104	117,070	50,097	—	167,167

	￦	2,132,173	40,176	2,172,349	167,957	384,036	172,829	724,822

(*1)
During the year ended December 31, 2018, the Company made loans amounting to
￦
2,950 million to Suncheon Eco Trans Co., Ltd., a subsidiary of the Company. As of December 31, 2019, corresponding amounts of those loans were recorded as allowance for doubtful accounts.

2)	December 31, 2020

(in millions of Won)	Receivables				Payables
	Trade accounts and notes receivable		Others	Total	Trade accounts and notes payable	Accounts payable	Others	Total
Subsidiaries
POSCO ENGINEERING & CONSTRUCTION CO.,LTD.	￦	6,010	11	6,021	—	81,608	394	82,002
POSCO COATED & COLOR STEEL Co., Ltd.		63,520	—	63,520	—	180	3,709	3,889
POSCO ICT		245	1	246	2,820	118,720	31,411	152,951
eNtoB Corporation		—	—	—	1,361	35,846	18	37,225
POSCO CHEMICAL CO., LTD		19,406	3,434	22,840	13,066	55,515	18,531	87,112
POSCO ENERGY CO., LTD.		261	122	383	—	2,995	12,508	15,503
POSCO INTERNATIONAL Corporation		534,531	—	534,531	2,713	—	—	2,713
POSCO Thainox Public Company Limited		39,920	—	39,920	—	—	—	—
POSCO America Corporation		19	—	19	—	—	—	—
POSCO Asia Co., Ltd.		239,847	898	240,745	3,958	258	—	4,216
Qingdao Pohang Stainless Steel Co., Ltd.		25,838	—	25,838	—	—	—	—
POSCO MEXICO S.A. DE C.V.		71,307	397	71,704	—	—	—	—
POSCO Maharashtra Steel Private Limited		173,285	2,006	175,291	—	—	—	—
Others(*1)		557,841	29,962	587,803	41,564	32,785	86,891	161,240

		1,732,030	36,831	1,768,861	65,482	327,907	153,462	546,851

Associates and joint ventures
SNNC		106	228	334	33,380	—	—	33,380
Roy Hill Holdings Pty Ltd		—	52,076	52,076	201,924	—	—	201,924
Others		818	17,882	18,700	6,704	—	—	6,704

		924	70,186	71,110	242,008	—	—	242,008

	￦	1,732,954	107,017	1,839,971	307,490	327,907	153,462	788,859

(*1)	As of December 31, 2020, the Company has loans amounting to ￦2,950 million granted to Suncheon Eco Trans Co., Ltd., a subsidiary of the Company, which has been fully impaired.

(c)	Significant transactions between the Company, excluding the controlling company, and related companies for the years ended December 31, 2018, 2019 and 2020 were as follows:

1)	For the year ended December 31, 2018

(in millions of Won)	Sales and others			Purchase and others
	Sales		Others	Purchase of material	Others
Associates and joint ventures
POSCO PLANTEC Co., Ltd.	￦	19,394	—	83	24,103
New Songdo International City Development, LLC		30,997	53,316	—	97
SNNC		66,075	128	2,395	71,421
Chuncheon Energy Co., Ltd.		25,693	—	—	—
Noeul Green Energy Co., Ltd.		6,444	—	—	587
VSC POSCO Steel Corporation		12,504	—	2,314	—
USS-POSCO Industries		—	—	2,595	—
CSP—Compania Siderurgica do Pecem		239,922	9,678	346,602	26,324
Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd		46,538	—	62,851	—
BX STEEL POSCO Cold Rolled Sheet Co., Ltd.		—	—	10,572	—
POS-SEAHSTEELWIRE(TIANJIN)CO.,Ltd		12,244	—	—	—
PT. Batutua Tembaga Raya		—	168	15,663	—
POSCO SeAH Steel Wire(Nantong) Co., Ltd.		30,417	—	249	—
Sebang Steel		—	—	13,571	—
DMSA/AMSA		—	—	46,293	—
South-East Asia Gas Pipeline Company Ltd.		—	50,789	—	—
Others		359,124	62,375	20,136	50,918

	￦	849,352	176,454	523,324	173,450

2)	For the year ended December 31, 2019

(in millions of Won)	Sales and others			Purchase and others
	Sales		Others	Purchase of material	Others
Associates and joint ventures
POSCO PLANTEC Co., Ltd.	￦	15,637	—	39	14,778
New Songdo International City Development, LLC		33,885	44,131	—	36
SNNC		74,034	—	35,910	65,503
Chuncheon Energy Co., Ltd.		1,156	—	—	—
Noeul Green Energy Co., Ltd.		6,579	—	—	1,217
USS-POSCO Industries		4	—	1,835	—
CSP—Compania Siderurgica do Pecem		98,330	12,718	416,541	23,398
Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd		34,895	—	39,733	—
BX STEEL POSCO Cold Rolled Sheet Co., Ltd.		10	—	4,222	—
POS-SEAHSTEELWIRE(TIANJIN)CO.,Ltd		11,500	—	—	—
PT. Batutua Tembaga Raya		—	772	45,841	—
POSCO SeAH Steel Wire(Nantong) Co., Ltd.		30,083	—	353	—
Sebang Steel		—	—	4,862	—
DMSA/AMSA		—	—	71,275	—
South-East Asia Gas Pipeline Company Ltd.		64	42,010	—	—
POSCO MITSUBISHI CARBON TECHNOLOGY		88,506	16,424	4,769	2,144
Samcheok BluePower Co.,Ltd (Formerly, POSPower Co., Ltd.)		163,167	—	—	—
TK CHEMICAL CORPORATION		172,133	—	63,836	—
Others		252,125	53,596	31,460	28,039

	￦	982,108	169,651	720,676	135,115

3)	For the year ended December 31, 2020

(in millions of Won)	Sales and others			Purchase and others
	Sales		Others	Purchase of material	Others
Associates and joint ventures
POSCO PLANTEC Co., Ltd.	￦	2,558	—	5	—
New Songdo International City Development, LLC		125,909	26,451	—	137
SNNC		61,332	30	48,764	126,060
Chuncheon Energy Co., Ltd.		213	211	—	—
Noeul Green Energy Co., Ltd.		6,059	—	—	829
CSP—Compania Siderurgica do Pecem		47,243	11,432	165,269	14,399
Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd		42,189	—	37,509	151
BX STEEL POSCO Cold Rolled Sheet Co., Ltd.		—	—	5,780	—
POS-SEAHSTEELWIRE(TIANJIN)CO.,Ltd		8,757	—	—	—
PT. Batutua Tembaga Raya		—	1,061	28,174	—
POSCO SeAH Steel Wire(Nantong) Co., Ltd.		29,964	—	384	—
DMSA/AMSA		—	—	29,189	—
South-East Asia Gas Pipeline Company Ltd.		7	71,299	—	—
POSCO MITSUBISHI CARBON TECHNOLOGY		31,068	19,530	3,608	701
Samcheok BluePower Co.,Ltd (Formerly, POSPower Co., Ltd.)		220,372	—	—	—
TK CHEMICAL CORPORATION		104,749	—	26,863	—
Others		182,151	71,955	49,315	37,582

	￦	862,571	201,969	394,860	179,859

(d)
The related account balances of receivables and payables resulting from significant transactions between the Company, excluding the controlling company, and related companies as of December 31, 2019 and December 31, 2020 are as follows:

1)	December 31, 2019

(in millions of Won)	Receivables(*1)					Payables
	Trade accounts and notes receivable		Loan	Others	Total	Trade accounts and notes payable	Others	Total
Associates and joint ventures
POSCO PLANTEC Co., Ltd.	￦	4,121	—	205	4,326	791	8	799
New Songdo International City Development, LLC		23,626	—	20,592	44,218	—	10	10
Chuncheon Energy Co., Ltd.		—	8,234	—	8,234	657	—	657
Samcheok BluePower Co., Ltd. (Formerly, POSPower Co., Ltd.)		34,945	—	—	34,945	—	67,543	67,543
Nickel Mining Company SAS		—	60,516	120	60,636	—	—	—
CSP—Compania Siderurgica do Pecem		244,700	—	14,264	258,964	—	33	33
Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd		10,273	—	—	10,273	633	—	633
PT. Batutua Tembaga Raya		—	36,291	19,993	56,284	56	—	56
POSCO SeAH Steel Wire(Nantong) Co., Ltd.		7,035	—	—	7,035	101	—	101
DMSA/AMSA		—	57,999	1,672	59,671	—	—	—
South-East Asia Gas Pipeline Company Ltd.		14	147,367	—	147,381	—	—	—
POSCO MITSUBISHI CARBON TECHNOLOGY		8,078	—	—	8,078	916	—	916
TK CHEMICAL CORPORATION		37,373	—	—	37,373	110	—	110
Others		94,914	138,663	97,804	331,381	7,128	13,379	20,507

	￦	465,079	449,070	154,650	1,068,799	10,392	80,973	91,365

(*1)	As of December 31, 2019, the Company recognizes bad debt allowance for receivables amounting to ￦ 132,554 million.

2)	December 31, 2020

(in millions of Won)	Receivables(*1)					Payables
	Trade accounts and notes receivable		Loan	Others	Total	Trade accounts and notes payable	Others	Total
Associates and joint ventures
New Songdo International City Development, LLC		23,866	—	20,592	44,458	—	3	3
Chuncheon Energy Co., Ltd.		—	—	—	—	444	—	444
Samcheok BluePower Co., Ltd. (Formerly, POSPower Co., Ltd.)		92,715	—	—	92,715	—	40,536	40,536
Nickel Mining Company SAS		—	62,420	143	62,563	—	—	—
CSP—Compania Siderurgica do Pecem		19,704	—	—	19,704	—	—	—
Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd		6,534	—	—	6,534	1,023	150	1,173
PT. Batutua Tembaga Raya		—	35,355	—	35,355	—	—	—
POSCO SeAH Steel Wire(Nantong) Co., Ltd.		13,889	—	—	13,889	193	—	193
South-East Asia Gas Pipeline Company Ltd.		—	91,003	—	91,003	—	—	—
POSCO MITSUBISHI CARBON TECHNOLOGY		2,799	—	—	2,799	783	—	783
TK CHEMICAL CORPORATION		21,916	—	—	21,916	429	—	429
Others		78,752	166,572	111,083	356,407	7,035	11,446	18,481

	￦	260,175	355,350	131,818	747,343	9,907	52,135	62,042

(*1)	As of December 31, 2020, the Company recognizes bad debt allowance for receivables amounting to ￦ 133,997 million.
(e)	Significant financial transactions between the Company, excluding the controlling company, and related companies for the years ended December 31, 2019 and 2020 were as follows:

1)	December 31, 2019

(in millions of Won)	Beginning		Lend	Collect	Others(*2)	Ending
Associates and joint ventures
UITrans LRT Co., Ltd.	￦	5,695	4,884	—	—	10,579
DMSA/AMSA(*1)		64,297	15,451	—	(21,749)	57,999
South-East Asia Gas Pipeline Company Ltd.		191,107	—	(48,027)	4,287	147,367
PT. Batutua Tembaga Raya		35,100	—	—	1,191	36,291
PT. Tanggamus Electric Power		4,423	—	—	157	4,580
PT. Wampu Electric Power		5,330	—	—	189	5,519
PT. POSMI Steel Indonesia		2,236	—	—	80	2,316
Nickel Mining Company SAS		59,664	—	—	852	60,516
KRAKATAU POS-CHEM DONG-SUH CHEMICAL		6,709	—	—	238	6,947
POSCO SeAH Steel Wire(Nantong) Co., Ltd.		3,354	—	(3,354)	—	—
POS-SeAH Steel Wire (Thailand) Co., Ltd.		6,709	—	—	238	6,947
AMCI (WA) PTY LTD		90,480	4,669	—	(16,596)	78,553
POS-AUSTEM YANTAI AUTOMOTIVE CO.,LTD		5,590	—	—	199	5,789
POS-AUSTEM WUHAN AUTOMOTIVE CO.,LTD		8,945	—	—	317	9,262
Hyo-chun Co., Ltd.(*3)		—	—	—	2,382	2,382
Chuncheon Energy Co., Ltd.		—	8,234	—	—	8,234
POS-AUSTEM Suzhou Automotive Co., Ltd		—	5,827	—	(38)	5,789

	￦	489,639	39,065	(51,381)	(28,253)	449,070

(*1)	During the year ended December 31, 2019, loans amounting to ￦ 23,682 million have been converted to shares of DMSA/AMSA, which is presented in others.
(*2)	Includes adjustments of foreign currency translation differences and others.
(*3)	During the year ended December 31, 2019, it was newly classified to associates.

2)	December 31, 2020

(in millions of Won)	Beginning		Lend	Collect	Others(*2)	Ending
Associates and joint ventures
UITrans LRT Co., Ltd.	￦	10,579	12,873	—	—	23,452
DMSA/AMSA(*1)		57,999	—	—	(57,999)	—
South-East Asia Gas Pipeline Company Ltd.		147,367	—	(47,539)	(8,825)	91,003
PT. Batutua Tembaga Raya		36,291	—	—	(936)	35,355
PT. Tanggamus Electric Power		4,580	—	—	(276)	4,304
PT. Wampu Electric Power		5,519	—	—	(333)	5,186
PT. POSMI Steel Indonesia		2,316	—	—	(140)	2,176
Nickel Mining Company SAS		60,516	—	—	1,904	62,420
KRAKATAU POS-CHEM DONG-SUH CHEMICAL		6,947	—	(1,239)	(268)	5,440
POS-SeaAH Steel Wire (Thailand) Co., Ltd.		6,947	—	—	(419)	6,528
AMCI (WA) PTY LTD		78,553	5,550	—	(812)	83,291
POS-AUSTEM YANTAI AUTOMOTIVE CO.,LTD		5,789	—	—	(349)	5,440
POS-AUSTEM WUHAN AUTOMOTIVE CO.,LTD		9,262	—	—	(558)	8,704
Hyo-chun Co., Ltd.		2,382	—	—	—	2,382
Chun-cheon Energy Co., Ltd.		8,234	—	(8,234)	—	—
POS-AUSTEM Suzhou Automotive Co., Ltd		5,789	11,805	—	(1,274)	16,320
CAML RESOURCES PTY LTD		—	3,219	—	93	3,312
Shinahn wind power generation		—	37	—	—	37

	￦	449,070	33,484	(57,012)	(70,192)	355,350

(*1)	During the year ended December 31, 2020, loans amounting to ￦ 60,278 million have been converted to shares of DMSA/AMSA, which is presented in others.
(*2)	Includes adjustments of foreign currency translation differences and others.

(f)	For the years ended December 31, 2018, 2019 and 2020, details of compensation to key management officers were as follows:

(in millions of Won)	2018		2019	2020
Short-term benefits	￦	115,618	119,658	109,546
Long-term benefits		13,400	13,562	15,288
Retirement benefits		21,658	21,231	16,238

	￦	150,676	154,451	141,072

Key management officers include directors (including
non-standing
directors), executive officers and fellow officers who have significant influences and responsibilities in the Company’s business and operations.